Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 34,755,612	$ 42,296,101	$ 28,738,982
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	282,992	0
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,527,885	3,966,720	$ 2,209,749
Receivables, net, current	3,077,724	1,246,222
Revenue remaining performance obligation amount	$ 3,490,200	$ 4,825,000